20. RELATED PARTY BALANCES AND TRANSACTIONS (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Alliance Rich
Capital nature	[1],[2]	$ 168	$ 168	$ 939
Beiguo Auto
Capital nature	[3],[4],[5]	0	182	0
Beiguo Auto
Capital nature	[2],[3],[5]	0	67	0
Beiguo Mall Xinji Branch
Capital nature	[3],[4],[5]	170,646	0	0
Beiguo Mall Xinji Branch
Capital nature	[3],[5]	2,063	0	0
Hebei Kaiyuan
Capital nature	[1],[6]	0	0	50,616
Operating nature	[1],[2]	276	301	311
Hebei Xuyuan Investment Company
Capital nature	[6],[7]	9,390	3,109	22,113
Hebei Xuyuan Investment Company
Capital nature	[2],[7]	194	11	639
Honest Best Int’l Ltd.
Capital nature	[1],[6]	2	2	2
Kaiyuan Shengrong
Capital nature	[1],[8]	94,357	0	0
Mr. Rui Qi Li
Capital nature	[8],[9]	95,563	107,639	109,044
Mr. Li
Capital nature	[8],[10]	263,927	355,049	132,969
Operating nature	[10],[11]	46	0	0
Mr. Li
Operating nature	[2],[10]	1	0	0
Mr. Xing Wei
Capital nature	[5],[8]	15,073	16,066	0
Operating nature	[5],[11]	1,033	0	0
Mr. Xing Wei
Operating nature	[2],[5]	19	0	0
Ruituo
Capital nature	[8],[12]	0	24,098	48,826
Ruituo
Capital nature	[6],[12]	122,482	144,988	111,415
Ruituo
Capital nature	[4],[12]	554,898	55,115	7,927
Ruituo
Capital nature	[2],[12]	3,031	3,908	31
Shijiazhuang Xuheng Trade Company
Capital nature	[6],[7]	1,191	1,221	2,432
Shijiazhuang Xuheng Trade Company
Capital nature	[2],[7]	51	60	71
Smart Success
Capital nature	[1],[6]	120	0	0
Operating nature	[1],[13]	111,512	0	0
Xinji Beiguo Mall
Capital nature	[3],[4],[5]	0	35,627	0
Xinji Beiguo Mall
Capital nature	[2],[3],[5]	1	1,594	0
Shijiazhuang Kaiyuan Auto Trade
Operating nature	[12],[14]	19	117	198
Mr. Chen Guang Bi
Operating nature	[8],[11]	65	0	0
Mr. Chen Guang Bi
Operating nature	[2],[8]	5	0	0
Mr. Lei Chen
Operating nature	[8],[11]	6,840	0	0
Mr. Lei Chen
Operating nature	[2],[8]	391	0	0
Mr. Jin Yu Peng
Operating nature	[8],[11]	898	0	0
Mr. Jin Yu Peng
Operating nature	[2],[8]	23	0	0
Ms. Shu Ling Li
Operating nature	[11],[15]	106	0	0
Ms. Shu Ling Li
Operating nature	[2],[15]	4	0	0
Mr. Spencer Ang Li
Operating nature	[11],[15]	8	0	0
Mr. Yong Qi Li
Operating nature	[11],[16]	452	0	0
Mr. Yong Qi Li
Operating nature	[2],[16]	4	0	0
Yuanshi County Natural Gas Sales Company
Operating nature	[12],[17]	0	0	857
Yuanshi County Natural Gas Sales Company
Operating nature	[12],[18]	0	0	2,074
Yuanshi County Natural Gas Sales Company
Operating nature	[12],[19]	0	25	23
Yuanshi County Natural Gas Sales Company
Operating nature	[12],[20]	0	927	190
Yuanshi County Natural Gas Sales Company
Operating nature	[12],[21]	$ 0	$ 11	$ 3

[1]	Entity controlled by Mr. Li.
[2]	Interest incurred by the Company during the year.
[3]	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.
[4]	Internet-based financing provided to the Company during the year.
[5]	The Company's COO.
[6]	Loan provided to the Company during the year.
[7]	Entity in which Mr. Li holds 40% equity interest.
[8]	Bank loan guarantee provided to the bank by the related parties.
[9]	The General Manager of the Company's Yunyu River Region.
[10]	The Company's Chairman and CEO.
[11]	CeraVest investment.
[12]	Entity controlled by Mr. Li's brother.
[13]	Acquisition transaction.
[14]	Construction fees.
[15]	The sister of Mr. Li
[16]	The brother of Mr. Li.
[17]	CeraVest loans and security deposits.
[18]	Sale of automobiles by the Company, including VAT, during the year.
[19]	CeraVest interest revenue.
[20]	CeraPay funds used.
[21]	CeraPay revenue.